CAPITAL DISCLOSURES (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 21, 2018 USD ($) $ / shares	Dec. 30, 2018 USD ($) $ / shares
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio		1.0
Dividends paid | $		$ 94.6
Dividends declared per common share (in dollars per share) | $ / shares		$ 0.448
Dividends declared before financial statements authorised for issue but not recognised as distribution to owners, percentage increase	20.00%
Dividends declared before financial statements authorised for issue but not recognised as distribution to owners (in dollars per share) | $ / shares	$ 0.134
Dividends declared before financial statements authorised for issue but not recognised as distribution to owners | $	$ 27.7
Minimum
Disclosure of objectives, policies and processes for managing capital [line items]
Target net debt leverage ratio		1
Maximum
Disclosure of objectives, policies and processes for managing capital [line items]
Target net debt leverage ratio		2